January 4, 2016

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE:  The Dreyfus/Laurel Funds, Inc.
   – Dreyfus Core Equity Fund
              – Dreyfus Floating Rate Income Fund
         (the “Funds”)

 1933 Act File No.: 33-16338
 1940 Act File No.: 811-05202
 CIK No.: 0000819940

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and the Universal Statement of Additional Information of the Funds that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 152 to the Registration Statement, electronically filed with the Securities and Exchange Commission on December 28, 2015, except as reflected in the Supplement to the Prospectus of the Funds which was filed pursuant to Rule 497(e) on December 31, 2015.

Please address any comments or questions to my attention at 212-922-7804.

Sincerely,

/s/ Judianny Compres
Judianny Compres
Paralegal